Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		61 Months Ended	67 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Revenues:
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and administrative	100,768	63,852	205,986	215,916	350,447	486,741	971,693	1,177,679
Exploration costs	0	108,500	24,500	465,196	495,195	530,925	1,048,393	1,072,893
Management fees	303,699	279,999	583,698	559,998	1,119,996	543,974	1,676,450	2,260,148
Total Operating Expenses	(404,467)	(452,351)	(814,184)	(1,241,110)	(1,965,638)	(1,561,640)	(3,696,536)	(4,510,720)
Loss from operations	(404,467)	(452,351)	(814,184)	(1,241,110)	(1,965,638)	(1,561,640)	(3,696,536)	(4,510,720)
Other income (expense)
Interest (expense)	32,869	(22)	32,693	(22)	(274)	0	(274)	32,419
Interest income	0	0	0	0	0	8,647	9,839	9,839
Change in derivative liability	(89,948)	0	(89,948)	0	(9,575)	0	(9,575)	(99,523)
Gain on settlement of note receivable	0	0	0	0	0	5,161	5,161	5,161
Total other income (expense)	(57,079)	(22)	(57,255)	(22)	(9,849)	13,808	5,151	(52,104)
Loss before income taxes	(461,546)	(452,373)	(871,439)	(1,241,132)	(1,975,487)	(1,547,832)	(3,691,385)	(4,562,824)
Provision for income tax	0	0	0	0	0	0	0	0
Net Loss for the period	(461,546)	(452,373)	(871,439)	(1,241,132)	(1,975,487)	(1,547,832)	(3,691,385)	(4,562,824)
Net loss attributable to noncontrolling interest	417	416	833	1,341	1,757	18,181	19,938	20,771
Net loss attributable to Lone Star Gold, Inc.	$ (461,129)	$ (451,957)	$ (870,606)	$ (1,239,791)	$ (1,973,730)	$ (1,529,651)	$ (3,671,447)	$ (4,542,053)
Net Loss Per Share - Basic and Diluted	$ 0.00	$ 0.01	$ 0.01	$ 0.01	$ (0.02)	$ (0.01)
Weighted Average Common Shares Outstanding	100,661,866	88,143,266	97,612,729	89,935,436	89,799,438	118,686,221